Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of due to related parties
	December 31, 2021	December 31, 2020
Advances from Xiangdong Wen (1)	$-	$2,339
Advances to Zhen Fan (2)	-	(906)
	$-	$1,433

(1)	Xiangdong Wen is the chief executive officer, chairman of the board and 10.4% shareholder of the Company.

(2)	Zhen Fan is the former chief executive officer and 9.4% shareholder of the Company.